CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid- In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Equity Attributable to Dole plc	Equity Attributable to Noncontrolling Interests	Redeemable Noncontrolling Interests
Equity at beginning of period at Dec. 31, 2020	$ 657,915	$ 4,865	$ 198,232	$ 460,715	$ (128,803)	$ 535,009	$ 122,906
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	25,450			21,309		21,309	4,141	$ 665
Dividends declared	(6,543)			(4,307)		(4,307)	(2,236)	(297)
Other noncontrolling interest activity, net	71						71
Other redeemable noncontrolling interest activity, net	(1,502)		(1,502)			(1,502)		106
Other comprehensive income (loss), net of tax	(10,929)				(7,141)	(7,141)	(3,788)	427
Equity at end of period at Mar. 31, 2021	664,462	4,865	196,730	477,717	(135,944)	543,368	121,094
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2020								30,317
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	25,450			21,309		21,309	4,141	665
Dividends declared	(6,543)			(4,307)		(4,307)	(2,236)	(297)
Other redeemable noncontrolling interest activity, net	(1,502)		(1,502)			(1,502)		106
Other comprehensive income (loss), net of tax	(10,929)				(7,141)	(7,141)	(3,788)	427
Redeemable noncontrolling interest at end of period at Mar. 31, 2021								31,218
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	36,201			29,239		29,239	6,962	631
Proceeds from exercise of stock options	2,053	16	2,037			2,053
Dividends declared	(22,292)			(12,785)		(12,785)	(9,507)	(304)
Other noncontrolling interest activity, net	980						980
Other redeemable noncontrolling interest activity, net	(99)		(99)			(99)		557
Reclassification of pension activity				(15,462)	15,462
Other comprehensive income (loss), net of tax	9,773				8,267	8,267	1,506	97
Equity at end of period at Jun. 30, 2021	691,078	4,881	198,668	478,709	(112,215)	570,043	121,035
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	36,201			29,239		29,239	6,962	631
Dividends declared	(22,292)			(12,785)		(12,785)	(9,507)	(304)
Other redeemable noncontrolling interest activity, net	(99)		(99)			(99)		557
Other comprehensive income (loss), net of tax	9,773				8,267	8,267	1,506	97
Redeemable noncontrolling interest at end of period at Jun. 30, 2021								32,199
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(22,537)			(28,516)		(28,516)	5,979	974
Proceeds from exercise of stock options	5,959	719	5,164			5,883	76
Cancellation of treasury stock		(263)	263
Share issuance to C&C Parties and conversion of ordinary shares to common stock in connection with initial public offering	189,995	(4,656)	194,651			189,995
Issuance of common stock in connection with initial public offering, net of underwriting discounts and issuance costs	399,144	268	398,876			399,144
Share of repayment of receivable from affiliates	469		469			469
Dividends declared	(3,067)							(5,033)
Stock-based compensation expense	190		190			190
Other noncontrolling interest activity, net	9,536		29			29	9,507
Other redeemable noncontrolling interest activity, net	(4,225)		(4,225)			(4,225)	0	4,125
Other comprehensive income (loss), net of tax	(18,008)				(16,270)	(16,270)	(1,738)	(448)
Equity at end of period at Sep. 30, 2021	1,248,534	949	794,085	450,193	(128,485)	1,116,742	131,792
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	(22,537)			(28,516)		(28,516)	5,979	974
Dividends declared	(3,067)							(5,033)
Other redeemable noncontrolling interest activity, net	(4,225)		(4,225)			(4,225)	0	4,125
Other comprehensive income (loss), net of tax	(18,008)				(16,270)	(16,270)	(1,738)	(448)
Redeemable noncontrolling interest at end of period at Sep. 30, 2021								31,817
Equity at beginning of period at Dec. 31, 2021	1,212,630	950	792,223	413,335	(125,919)	1,080,589	132,041
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	2,554			(1,394)		(1,394)	3,948	731
Dividends declared	(11,281)			(7,607)		(7,607)	(3,674)	(294)
Stock-based compensation expense	648		648			648
Other noncontrolling interest activity, net	(1,317)						(1,317)
Other redeemable noncontrolling interest activity, net	(810)		(810)			(810)		810
Other comprehensive income (loss), net of tax	24,880				24,957	24,957	(77)	(74)
Equity at end of period at Mar. 31, 2022	1,227,304	950	792,061	404,334	(100,962)	1,096,383	130,921
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2021								32,776
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	2,554			(1,394)		(1,394)	3,948	731
Dividends declared	(11,281)			(7,607)		(7,607)	(3,674)	(294)
Other redeemable noncontrolling interest activity, net	(810)		(810)			(810)		810
Other comprehensive income (loss), net of tax	24,880				24,957	24,957	(77)	(74)
Redeemable noncontrolling interest at end of period at Mar. 31, 2022								33,949
Equity at beginning of period at Dec. 31, 2021	1,212,630	950	792,223	413,335	(125,919)	1,080,589	132,041
Equity at end of period at Sep. 30, 2022	1,225,432	949	793,521	470,125	(154,137)	1,110,458	114,974
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2021								32,776
Redeemable noncontrolling interest at end of period at Sep. 30, 2022								31,770
Equity at beginning of period at Mar. 31, 2022	1,227,304	950	792,061	404,334	(100,962)	1,096,383	130,921
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	47,754			41,272		41,272	6,482	742
Dividends declared	(17,641)			(7,623)		(7,623)	(10,018)	(291)
Stock-based compensation expense	1,333		1,333			1,333
Other noncontrolling interest activity, net	(6,501)		(736)			(736)	(5,765)
Other redeemable noncontrolling interest activity, net	870		870			870	0	(870)
Other comprehensive income (loss), net of tax	(34,247)				(29,737)	(29,737)	(4,510)	(68)
Equity at end of period at Jun. 30, 2022	1,218,872	950	793,528	437,983	(130,699)	1,101,762	117,110
Redeemable noncontrolling interest at beginning of period at Mar. 31, 2022								33,949
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	47,754			41,272		41,272	6,482	742
Dividends declared	(17,641)			(7,623)		(7,623)	(10,018)	(291)
Other redeemable noncontrolling interest activity, net	870		870			870	0	(870)
Other comprehensive income (loss), net of tax	(34,247)				(29,737)	(29,737)	(4,510)	(68)
Redeemable noncontrolling interest at end of period at Jun. 30, 2022								33,462
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	45,851			39,837		39,837	6,014	753
Dividends declared	(10,834)			(7,695)		(7,695)	(3,139)	(3,323)
Stock-based compensation expense	1,136	(1)	1,137			1,136
Other noncontrolling interest activity, net	1,009		(193)			(193)	1,202
Other redeemable noncontrolling interest activity, net	(951)		(951)			(951)	0	951
Other comprehensive income (loss), net of tax	(29,651)				(23,438)	(23,438)	(6,213)	(73)
Equity at end of period at Sep. 30, 2022	1,225,432	$ 949	793,521	470,125	(154,137)	1,110,458	114,974
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	45,851			39,837		39,837	6,014	753
Dividends declared	(10,834)			$ (7,695)		(7,695)	(3,139)	(3,323)
Other redeemable noncontrolling interest activity, net	(951)		$ (951)			(951)	0	951
Other comprehensive income (loss), net of tax	$ (29,651)				$ (23,438)	$ (23,438)	$ (6,213)	(73)
Redeemable noncontrolling interest at end of period at Sep. 30, 2022								$ 31,770